INVESTMENT IN AN ASSOCIATED COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Disclosure of detailed information about changes in investment [Table Text Block]
IGC
Balance - December 31, 2017	$7,579
Additional investments in IGC	2,265
Dilution loss	(578)
Share of equity income	98,919
Equity investment share based payments	246
Distributions received	(89,490)
Loss on derecognition of an investment in associated entity	(18,030)
Derecognized as an investment in associated entity	(911)
Balance - December 31, 2018 and 2019	$-

Disclosure of detailed information about associates [Table Text Block]
IGC	December 31, 2018
Aggregate assets	N/A
Aggregate liabilities	N/A
Income (loss) for the year	N/A
The Company's ownership %	19.9%
The Company's share of income (loss) for the year	$98,919